Significant Accounting Judgements, Estimates and Assumptions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Deferred tax assets	¥ 7,736	¥ 8,917